Discontinued Operations - Summary Of Disposal Groups Including Discontinued Operations Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating expenses:
Research and development		$ 265,452
General and administrative		119,885
Total operating expenses		385,337
Loss from operations		(385,337)
Gain on sale of business		(1,985,949)
Interest income		(2,305)
Interest expense(1)		13,733
Other expense		8,866
Income from discontinued operations before income taxes		1,580,318
Income tax expense		1,892
Income from discontinued operations, net of tax	$ 0	1,578,426
Loss from discontinued operations before income taxes attributable to noncontrolling interests		(141,783)
Income from discontinued operations before income taxes attributable to Roivant Sciences Ltd.		1,722,101
Income from discontinued operations before income taxes		$ 1,580,318